Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investing activities
Additions to newbuildings, related party amount	$ 98,706	$ 177,931	$ 56,028
Financing activities
Repayment of finance leases, related party amount	24,550	24,744	29,059
Related Party
Investing activities
Additions to newbuildings, related party amount	$ 966	$ 1,387	$ 455